COST OF GOODS SOLD BY NATURE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
COST OF GOODS SOLD BY NATURE

21       COST OF GOODS SOLD BY NATURE

	2025	2024	2023
Direct mine and mill costs (a)	(184,733)	(162,514)	(155,311)
Direct mine and mill costs - Contractors	(87,998)	(78,360)	(63,242)
Direct mine and mill costs - Salaries	(43,406)	(40,172)	(25,508)
Depletion and amortization	(70,723)	(61,847)	(46,816)
Total	(386,860)	(342,893)	(290,877)

(a) Refers primarily to consumables and materials used in the processing plant, including reagents, fuel and other operating supplies directly attributable to mineral processing activities.